Accounts payable for business acquired (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Business combinations
Beginning balance		$ 9,911	$ 28,103
Interest		716	1,909
Escrow account set-off		(4,252)
Reversal			(391)
Payment		(1,842)	(17,900)
Exchange rate changes		(329)	973
Translation to presentation currency		1,029	(2,783)
Ending balance		5,233	9,911
Current		1,328	6,522	$ 2,761
Non-current		3,905	3,389	$ 25,342
Ntersol
Business combinations
Beginning balance		0	15,388
Interest			612
Payment			(16,007)
Exchange rate changes			0
Translation to presentation currency			7
Ending balance			$ 0
Maturity			2024
Effective interest rate p.a.			4.01%
Somo
Business combinations
Beginning balance		4,264	$ 4,142
Interest		13	579
Escrow account set-off		(4,252)
Reversal			(391)
Payment		0	0
Exchange rate changes		(329)	973
Translation to presentation currency		304	(1,039)
Ending balance		$ 0	$ 4,264
Maturity		2025	2025
Effective interest rate p.a.		3.75%	3.75%
Dextra
Business combinations
Beginning balance	[1]	$ 4,849	$ 6,889
Interest	[1]	653	615
Escrow account set-off	[1]	0
Reversal	[1]		0
Payment	[1]	(1,084)	(1,195)
Exchange rate changes	[1]	0	0
Translation to presentation currency	[1]	628	(1,460)
Ending balance	[1]	$ 5,046	$ 4,849
Maturity	[1]	2027	2027
Effective interest rate p.a.	[1]	14.26%	12.15%
Box
Business combinations
Beginning balance	[1]	$ 798	$ 1,684
Interest	[1]	50	103
Escrow account set-off	[1]	0
Reversal	[1]		0
Payment	[1]	(758)	(698)
Exchange rate changes	[1]	0	0
Translation to presentation currency	[1]	97	(291)
Ending balance	[1]	$ 187	$ 798
Maturity	[1]	2027	2027
Effective interest rate p.a.	[1]	14.26%	12.15%

[1]	Subsidiaries merged into CI&T Brazil.